Operating leases (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of leases [Abstract]
Schedule Of Future Minimum Lease Payments For Operating Leases
The Group leases in some of its vessels under time charter and bare boat agreements (operating leases). The future minimum lease payments with an average duration of 4 years under non-cancellable leases are as follows:

(in thousands of USD)	December 31, 2017	December 31, 2016
Less than 1 year	(32,120)	(32,120)
Between 1 and 5 years	(95,524)	(127,644)
More than 5 years	—	—

Total future lease payments	(127,644)	(159,764)

Schedule Of Non-cancellable Operating Lease Rentals As Lessee
Non-cancellable operating lease rentals for office space and company cars with an average duration of 3 years are payable as follows:

(in thousands of USD)	December 31, 2017	December 31, 2016
Less than 1 year	(2,287)	(2,297)
Between 1 and 5 years	(7,224)	(5,070)
More than 5 years	(1,227)	(1,183)

Total non-cancellable operating lease rentals	(10,738)	(8,550)

Schedule Of Operating Lease Expenses Recognized In Profit And Loss
Amounts recognized in profit and loss

(in thousands of USD)	2017	2016	2015
Bareboat charter	(31,111)	(792)	—
Time charter	(62)	(16,921)	(25,849)
Office rental	(2,136)	(2,219)	(2,581)

Total recognized in profit and loss	(33,309)	(19,932)	(28,430)

Schedule Of Future Minimum Lease Receivables For Operating Leases
The future minimum lease receivables with an average duration of 5 months under non-cancellable leases are as follows:

(in thousands of USD)	December 31, 2017	December 31, 2016
Less than 1 year	103,007	150,450
Between 1 and 5 years	147,967	35,083
More than 5 years	31,793	—

Total future lease receivables	282,767	185,533

Schedule Of Non-cancellable Operating Lease Rentals As Lessor
Non-cancellable operating lease rentals for office space with an average duration of 5 years are receivable as follows:

(in thousands of USD)	December 31, 2017	December 31, 2016
Less than 1 year	726	806
Between 1 and 5 years	2,903	2,644
More than 5 years	233	878

Total future lease receivables	3,862	4,328

Schedule Of Operating Lease Revenue Recognized In Profit And Loss
Amounts recognized in profit and loss

(in thousands of USD)	2017	2016	2015
Bareboat charter	—	—	—
Time charter	118,705	140,227	126,091
Office rental	840	878	879

Total recognized in profit and loss	119,545	141,105	126,970